MERRILL LYNCH
                                                              CONNECTICUT
                                                              MUNICIPAL
                                                              BOND FUND

                                [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              January 31, 1999

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

TO OUR SHAREHOLDERS

The Municipal Market Environment

During the six months ended January 31, 1999, long-term bond yields moved significantly lower. US domestic economic growth remained moderate, with losses in the manufacturing sector offset by strong growth in service-oriented industries. Industrial commodity prices recently fell to their lowest level in over a decade. This suggests that the current positive inflationary environment is unlikely to be challenged in the near term. Additionally, the Federal Reserve Board lowered short-term interest rates in September, October and November, in part to ensure that US domestic economic growth would not be negatively impacted by ongoing weak economic growth overseas. However, various external factors, as well as increased volatility, contributed to the decline in bond yields as they have for much of the past year. Episodes of foreign economic instability generated a significant "flight to quality" rally in US Treasury securities, as well as fostering lower tax-exempt bond yields as a result. Periods of strong foreign equity market appreciation, particularly in Asia, have at times resulted in higher US bond yields as foreign investors have sold US fixed-income instruments to reinvest the proceeds in their own domestic equity markets. Additionally, the continued distraction of President Clinton's impeachment trial added to recent interest rate volatility. However, on balance, the favorable fundamental economic scenario supported lower bond yields. During the six-month period ended January 31, 1999, the yield on the US Treasury 30-year bond fell over 60 basis points (0.60%) to 5.09%, and long-term municipal revenue bond yields declined almost 20 basis points to 5.17%, as measured by the Bond Buyer Revenue Bond Index.

Throughout most of 1998, the municipal bond market's performance was impeded by a significant increase in new-issue supply. However, in recent months, the technical position of the tax-exempt market improved. Over the last 12 months, almost $285 billion in new long-term tax-exempt bonds was underwritten, an increase of almost 30% compared to the same period a year ago. As municipal bond yields declined in recent years, it has taken increasingly lower bond yields to generate the cost savings necessary to refinance remaining higher-couponed debt.

Consequently, the rate of increases in municipal bond issuance slowed in recent quarters. During the last six months, more than $125 billion in new tax-exempt bonds was issued, an increase of approximately 5% compared to the same period a year ago. During the January 31, 1999 quarter, $63 billion in new long-term municipal bonds was underwritten, representing an increase of 5% compared to the January 31, 1998 quarter.

The pace of tax-exempt issuance continued to slow in 1999. January's monthly issuance was less than $15 billion, representing a decline of almost 25% compared to January 1998's volume. Additionally, investors received more than $22 billion in coupon payments, maturities and proceeds from early redemptions in January. Investors can also expect to receive an additional $15 billion-$18 billion in February for reinvestment. Consequently, investor demand has been strong in recent months, easily matching, if not at times exceeding, available supply. We will monitor this trend closely in the coming months to determine if the supply pressures exerted in 1998 are abating and fostering a more balanced supply/demand environment for 1999. Such an environment should allow the tax-exempt market's performance to more closely mirror that of its taxable counterpart.

Foreign investors have rarely been active investors in the tax-exempt bond market since they are unable to benefit from the inherent tax advantage of municipal securities. Consequently, the municipal bond market has not been able to benefit from the strong flight to quality demand enjoyed by US Treasury securities since late 1997. This inability has in large part resulted in significantly smaller declines in municipal bond yields compared to US Treasury securities. However, this has resulted in the opportunity to purchase tax-exempt securities with yields very close to or, in some instances, exceeding those of comparable US Treasury bonds. By January 31, 1999, long-term tax-exempt bond yields were at 102% of US Treasury securities of comparable maturities, nearly matching the least expensive level of the past year. Municipal bond yield ratios have averaged approximately 95% for the last six months and 92% for all of 1998. During 1997, tax-exempt bond yield ratios averaged 84%. It is likely

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

that the combination of the increase in new-issue volume and the "safe-haven" status of US Treasury securities drove municipal bond yield ratios to their present attractive levels. Should new volume decline and/or foreign financial markets regain stability in 1999, tax-exempt bond yield ratios could quickly return to their more historic levels (85%-88%).

Looking ahead, the expected combination of moderate economic growth in the United States and continued negligible inflation suggests a relatively stable interest rate environment into early 1999. However, it is likely that foreign financial markets will again be a critical factor in determining US bond yields. Economic problems in Russia and Brazil remain unresolved, suggesting that additional shocks to the world's financial system are possible. On the other hand, the continued robustness of the US economy has led to some back up in interest rates. However, at present these factors indicate that there is little immediate risk of sustained significant increases in long-term bond yields.

Portfolio Strategy

At the beginning of the six-month period ended January 31, 1999, we had a positive outlook toward the municipal bond market with the expectation that lower interest rates were imminent. Consequently, we remained fully invested during the period and continued our emphasis on purchasing higher-quality bonds that maintained the duration of the Fund.

Our constructive strategy enabled the Fund to fully participate in the bond market rally and realize attractive total returns during the period. We believe that municipal bond interest rates are likely to trend slightly lower in the months ahead, even with the Federal Reserve Board maintaining its neutral stance for the foreseeable future.

Our positive view toward the municipal market is based on the forecast that the huge increase in issuance in 1998 will not be duplicated in 1999, and the ratio between US Treasury and municipal yields should return to more historic levels. Consequently, we expect that our investment outlook will remain positive. We will continue to closely monitor economic data for any sign of inflationary pressure that would cause interest rates to change direction so that we can modify our portfolio strategy to a more defensive one.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch Connecticut Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
Executive Vice President


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ William R. Bock

William R. Bock
Vice President and Portfolio Manager

March 9, 1999

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                                Standardized
                                                     12 Month       3 Month    Since Inception  30-Day Yield
                                                   Total Return  Total Return   Total Return    As of 1/31/99
=============================================================================================================
ML Connecticut Municipal Bond Fund Class A Shares       +6.64%        +1.88%        +41.06%         3.65%
-------------------------------------------------------------------------------------------------------------
ML Connecticut Municipal Bond Fund Class B Shares       +6.10         +1.75         +37.84          3.30
-------------------------------------------------------------------------------------------------------------
ML Connecticut Municipal Bond Fund Class C Shares       +6.00         +1.73         +37.63          3.20
-------------------------------------------------------------------------------------------------------------
ML Connecticut Municipal Bond Fund Class D Shares       +6.53         +1.86         +40.51          3.55
=============================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's since inception periods are Class A & Class B Shares, from 7/01/94 to 1/31/99 and Class C & Class D Shares, from 10/21/94 to 1/31/99.

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                           % Return Without    % Return With
                                             Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/98                             +6.62%             +2.35%
--------------------------------------------------------------------------------
Inception (7/01/94)
through 12/31/98                                +7.71              +6.74
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                               % Return           % Return
                                             Without CDSC        With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/98                             +6.08%             +2.08%
--------------------------------------------------------------------------------
Inception (7/01/94)
through 12/31/98                                +7.16              +7.16
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return           % Return
                                             Without CDSC        With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 12/31/98                             +5.97%             +4.97%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/98                                +7.67              +7.67
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                           % Return Without    % Return With
                                             Sales Charge      Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 12/31/98                             +6.41%             +2.15%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/98                                +8.20              +7.15
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P      Moody's   Face                                                                                             Value
Ratings  Ratings  Amount                                       Issue                                              (Note 1a)
--------------------------------------------------------------------------------------------------------------------------
Connecticut -- 93.2%
--------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      $1,000   Connecticut State Clean Water Fund Revenue Bonds, 5.80% due 6/01/2016                  $  1,092
--------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000   Connecticut State Development Authority, Governmental Lease Revenue Bonds,
                           6.60% due 6/15/2014 (b)                                                                   1,137
--------------------------------------------------------------------------------------------------------------------------
NR*      VMIG1+      300   Connecticut State Development Authority, Health Care Revenue Refunding
                           Bonds (Independent Living Project), VRDN, 2.45% due 7/01/2015 (a)                           300
--------------------------------------------------------------------------------------------------------------------------
B+       Ba3       1,000   Connecticut State Development Authority, PCR, Refunding (Connecticut Light &
                           Power Company), Series A, 5.85% due 9/01/2028                                             1,003
--------------------------------------------------------------------------------------------------------------------------
AA-      A1        2,000   Connecticut State Development Authority Revenue Bonds (General Fund),
                           Series A, 6.375% due 10/15/2024                                                           2,244
--------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,500   Connecticut State Development Authority, Solid Waste Disposal Facilities Revenue
                           Bonds (Pfizer Inc. Project), AMT, 7% due 7/01/2025                                        1,759
--------------------------------------------------------------------------------------------------------------------------
                           Connecticut State Development Authority, Water Facility Revenue Bonds
                           (Bridgeport Hydraulic Co. Project):
A+       NR*       1,250     AMT, 6.15% due 4/01/2035                                                                1,370
A+       NR*       3,000     AMT, 6% due 9/01/2036                                                                   3,224
AAA      Aaa       1,000     Refunding, Series A, 6.05% due 3/01/2029 (b)                                            1,109
AAA      Aaa       1,890     Refunding, Series B, 5.50% due 6/01/2028 (b)                                            1,970
--------------------------------------------------------------------------------------------------------------------------
                           Connecticut State, GO:
AA       Aa3       1,000     Series A, 5.50% due 5/15/2014                                                           1,075
AA       Aa3       3,750     Series C, 5.25% due 8/01/2017                                                           3,913
AA       Aa3       2,000     Series C, 4.50% due 10/15/2017                                                          1,941
--------------------------------------------------------------------------------------------------------------------------
                           Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program):
AA       Aa2         900     AMT, Series A, Sub-Series A-2, 6.20% due 11/15/2022                                       964
AA       Aa2         210     AMT, Series A, Sub-Series A-2, 6.50% due 5/15/2027                                        225
AA       Aa2       1,000     AMT, Series B, Sub-Series B-2, 5.70% due 5/15/2017                                      1,048
AAA      Aaa       2,110     Series B, 6.75% due 11/15/2023 (b)                                                      2,301
AA       Aa2       1,200     Series C-1, 6.30% due 11/15/2017                                                        1,297
AA       Aa2       3,000     Series H-1, 5.20% due 11/15/2028                                                        3,019
--------------------------------------------------------------------------------------------------------------------------
                           Connecticut State Health and Educational Facilities Authority Revenue Bonds:
AAA      Aaa       1,000     (Bridgeport Hospital), Series A, 6.625% due 7/01/2018 (b)                               1,100
AAA      Aaa       1,400     (Newington Children's Hospital), Series A, 6.30% due 7/01/2021 (b)                      1,565
AA-      A1        2,000     (Nursing Home Program -- AHF/Hartford), 7.125% due 11/01/2004 (e)                       2,380
BBB-     Baa3      1,000     Refunding (Sacred Heart University), Series C, 6.625% due 7/01/2026                     1,131
AAA      Aaa         900     Refunding (Trinity College), Series D, 6.125% due 7/01/2004 (c)(e)                      1,024
AAA      Aaa       1,000     Refunding (Trinity College), Series F, 5% due 7/01/2028 (b)                             1,004
BBB-     Baa3      1,000     (Sacred Heart University), Series D, 6.20% due 7/01/2007 (e)                            1,167
A1+      VMIG1+    2,300     VRDN (Yale University), Series T-2, 2.30% due 7/01/2029 (a)                             2,300
AAA      Aaa       1,000     (Yale -- New Haven Hospital Issue), Series G, 6.50% due 7/01/2012 (b)                   1,094
AAA      Aaa       1,000     (Yale -- New Haven Hospital Issue), Series H, 5.70% due 7/01/2025 (b)                   1,061
--------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch Connecticut Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT     Alternative Minimum Tax (subject to)
GO      General Obligation Bonds
HFA     Housing Finance Agency
PCR     Pollution Control Revenue Bonds
VRDN    Variable Rate Demand Notes

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P      Moody's   Face                                                                                             Value
Ratings  Ratings  Amount                                       Issue                                              (Note 1a)
--------------------------------------------------------------------------------------------------------------------------
Connecticut (concluded)
--------------------------------------------------------------------------------------------------------------------------
NR*      A1       $  675   Connecticut State Higher Education, Supplemental Loan Authority Revenue Bonds
                           (Family Education Loan Program), AMT, Series A, 6.40% due 11/15/2014                   $    722
--------------------------------------------------------------------------------------------------------------------------
NR*      NR*       1,000   Connecticut State Regional Learning Educational Service Center Revenue Bonds
                           (Office/Education Center Facility), 7.75% due 2/01/2015                                   1,134
--------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000   Connecticut State Resource Recovery Authority, Revenue Refunding Bonds
                           (Mid-Connecticut System), Series A, 5.50% due 11/15/2012 (b)                              1,093
--------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,000   Connecticut State Special Tax Obligation Revenue Bonds, Transportation
                           Infrastructure, Series B, 4.75% due 11/01/2018 (d)                                        3,974
--------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000   East Haven, Connecticut, GO, 5.50% due 9/01/2014 (c)                                      1,070
--------------------------------------------------------------------------------------------------------------------------
AAA      Aaa         500   Hartford, Connecticut, GO, 5.75% due 10/01/2015 (c)                                         546
--------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   New Haven, Connecticut, GO, Series A, 4.75% due 2/01/2019 (c)                             1,970
--------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,400   South Central Connecticut, Regional Water Authority, Water System Revenue
                           Bonds, 11th Series, 5.75% due 8/01/2012 (c)                                               1,524
--------------------------------------------------------------------------------------------------------------------------
                           Trumbull, Connecticut, GO:
AA       Aa2       1,000     5% due 1/15/2017                                                                        1,017
AA       Aa2       1,200     5% due 1/15/2018                                                                        1,215
--------------------------------------------------------------------------------------------------------------------------
AA       NR*       1,870   Waterbury, Connecticut, GO, 5% due 2/15/2018                                              1,874
--------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       1,530   Westport, Connecticut, GO, Series A, 4.50% due 9/15/2018                                  1,489
--------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       1,240   Wilton, Connecticut, GO, 4.70% due 7/15/2016                                              1,265
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Puerto Rico -- 8.8%
--------------------------------------------------------------------------------------------------------------------------
AAA      Baa1      2,450   Puerto Rico Commonwealth, GO, 5.85% due 7/01/2002 (e)                                     2,678
--------------------------------------------------------------------------------------------------------------------------
A1+      VMIG1+      800   Puerto Rico Commonwealth, Government Development Bank, Revenue Refunding
                           Bonds, VRDN, 2.35% due 12/01/2015 (a)(b)                                                    800
--------------------------------------------------------------------------------------------------------------------------
BBB+     Baa1      1,500   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series EE,
                           4.75% due 7/01/2024                                                                       1,446
--------------------------------------------------------------------------------------------------------------------------
AA-      Aa3       1,000   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities,
                           Financing  Authority Revenue Bonds (Motorola Inc. Project), Series A, 6.75%
                           due 1/01/2014                                                                             1,093
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost -- $65,190) -- 102.0%                                                                       69,727

Liabilities in Excess of Other Assets -- (2.0%)                                                                     (1,375)
                                                                                                                  --------
Net Assets -- 100.0%                                                                                              $ 68,352
                                                                                                                  ========
--------------------------------------------------------------------------------------------------------------------------

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1999.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   FSA Insured.
(e)   Prerefunded.
  *   Not Rated.
  +   Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 1999

Assets:              Investments, at value (identified cost -- $65,189,699) (Note 1a) ..............                $ 69,727,212
                     Cash ........................................................................                        17,786
                     Receivables:
                       Interest ..................................................................  $  851,305
                       Beneficial interest sold ..................................................      47,030           898,335
                                                                                                    ----------
                     Deferred organization expenses (Note 1e) ....................................                         6,692
                     Prepaid registration fees and other assets (Note 1e) ........................                         4,626
                                                                                                                    ------------
                     Total assets ................................................................                    70,654,651
                                                                                                                    ------------
--------------------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                       Securities purchased ......................................................   1,953,802
                       Beneficial interest redeemed ..............................................     202,687
                       Dividends to shareholders (Note 1f) .......................................      45,304
                       Investment adviser (Note 2) ...............................................      23,373
                       Distributor (Note 2) ......................................................      20,497         2,245,663
                                                                                                    ----------
                     Accrued expenses and other liabilities ......................................                        57,081
                                                                                                                    ------------
                     Total liabilities ...........................................................                     2,302,744
                                                                                                                    ------------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets ..................................................................                  $ 68,351,907
                                                                                                                    ============
--------------------------------------------------------------------------------------------------------------------------------
Net Assets           Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:          shares authorized ...........................................................                  $     87,592
                     Class B Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ...........................................................                       407,597
                     Class C Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ...........................................................                        55,830
                     Class D Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ...........................................................                        70,836
                     Paid-in capital in excess of par ............................................                    63,170,968
                     Undistributed realized capital gains on investments -- net (Note 5) ...........                      21,571
                     Unrealized appreciation on investments -- net .................................                   4,537,513
                                                                                                                    ------------
                     Net assets ..................................................................                  $ 68,351,907
                                                                                                                    ============
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:     Class A -- Based on net assets of $9,627,554 and 875,921 shares
                     of beneficial interest outstanding ..........................................                  $      10.99
                                                                                                                    ============
                     Class B -- Based on net assets of $44,797,293 and 4,075,966 shares
                     of beneficial interest outstanding ..........................................                  $      10.99
                                                                                                                    ============
                     Class C -- Based on net assets of $6,140,140 and 558,295 shares
                     of beneficial interest outstanding ..........................................                  $      11.00
                                                                                                                    ============
                     Class D -- Based on net assets of $7,786,920 and 708,365 shares
                     of beneficial interest outstanding ..........................................                  $      10.99
                                                                                                                    ============
--------------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

Statement of Operations

                                                                                                       For the Six Months Ended
                                                                                                               January 31, 1999
-------------------------------------------------------------------------------------------------------------------------------
Investment Income    Interest and amortization of premium and discount earned ...................                   $ 1,693,497
(Note 1d):
-------------------------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees (Note 2) ..........................................   $  175,921
                     Account maintenance and distribution fees -- Class B (Note 2) ..............      109,011
                     Professional fees ..........................................................       38,826
                     Printing and shareholder reports ...........................................       36,718
                     Account maintenance and distribution fees -- Class C (Note 2) ..............       15,941
                     Accounting services (Note 2) ...............................................       14,558
                     Transfer agent fees -- Class B (Note 2) ....................................        6,346
                     Pricing fees ...............................................................        3,494
                     Amortization of organization expenses (Note 1e) ............................        3,080
                     Account maintenance fees -- Class D (Note 2) ...............................        2,946
                     Registration fees (Note 1e) ................................................        2,854
                     Custodian fees .............................................................        1,917
                     Trustees' fees and expenses ................................................        1,624
                     Transfer agent fees -- Class A (Note 2) ....................................        1,075
                     Transfer agent fees -- Class C (Note 2) ....................................          758
                     Transfer agent fees -- Class D (Note 2) ....................................          701
                     Other ......................................................................          920
                                                                                                    ----------
                     Total expenses before reimbursement ........................................      416,690
                     Reimbursement of expenses (Note 2) .........................................      (31,986)
                                                                                                    ----------
                     Total expenses after reimbursement .........................................                       384,704
                                                                                                                    -----------
                     Investment income -- net ...................................................                     1,308,793
                                                                                                                    -----------
-------------------------------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments--net ..........................................                       610,395
Unrealized Gain on   Change in unrealized appreciation on investments--net ......................                       840,369
Investments--Net                                                                                                    -----------
(Notes 1b, 1d & 3):  Net Increase in Net Assets Resulting from Operations .......................                   $ 2,759,557
                                                                                                                    ===========
-------------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

Statements of Changes in Net Assets

                                                                                                     For the Six      For the
                                                                                                    Months Ended     Year Ended
                                                                                                     January 31,      July 31,
Increase (Decrease) in Net Assets:                                                                      1999            1998
-------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income -- net ..................................................   $  1,308,793    $  2,472,706
                     Realized gain on investments -- net .......................................        610,395         619,908
                     Change in unrealized appreciation on investments -- net ...................        840,369          (1,223)
                                                                                                   ------------    ------------
                     Net increase in net assets resulting from operations ......................      2,759,557       3,091,391
                                                                                                   ------------    ------------
-------------------------------------------------------------------------------------------------------------------------------
Dividends &          Investment income -- net:
Distributions to       Class A .................................................................       (206,031)       (412,542)
Shareholders           Class B .................................................................       (870,394)     (1,687,290)
(Note 1f):             Class C .................................................................       (103,216)       (169,203)
                       Class D .................................................................       (129,152)       (203,671)
                     Realized gain on investments -- net:
                       Class A .................................................................        (46,064)             --
                       Class B .................................................................       (216,886)             --
                       Class C .................................................................        (30,363)             --
                       Class D .................................................................        (37,833)             --
                                                                                                   ------------    ------------
                     Net decrease in net assets resulting from dividends and distributions
                     to shareholders ...........................................................     (1,639,939)     (2,472,706)
                                                                                                   ------------    ------------
-------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net increase in net assets derived from beneficial interest transactions ..      7,380,462       9,834,240
Transactions                                                                                       ------------    ------------
(Note 4):
-------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total increase in net assets ..............................................      8,500,080      10,452,925
                     Beginning of period .......................................................     59,851,827      49,398,902
                                                                                                   ------------    ------------
                     End of period .............................................................   $ 68,351,907    $ 59,851,827
                                                                                                   ============    ============
-------------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

Financial Highlights

                                                                                            Class A
                                                                  ---------------------------------------------------------
                                                                    For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.               Ended                For the Year Ended July 31,
                                                                    Jan. 31,    -------------------------------------------
Increase (Decrease) in Net Asset Value:                               1999        1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ........  $ 10.79     $ 10.68     $ 10.29     $ 10.23     $ 10.22
Operating                                                           -------     -------     -------     -------     -------
Performance:         Investment income -- net ....................      .25         .52         .56         .58         .60
                     Realized and unrealized gain on
                     investments -- net ..........................      .25         .11         .39         .06         .01
                                                                    -------     -------     -------     -------     -------
                     Total from investment operations ............      .50         .63         .95         .64         .61
                                                                    -------     -------     -------     -------     -------
                     Less dividends and distributions:
                       Investment income -- net ..................     (.25)       (.52)       (.56)       (.58)       (.60)
                       Realized gain on investments -- net .......     (.05)         --          --          --          --+
                                                                    -------     -------     -------     -------     -------
                     Total dividends and distributions ...........     (.30)       (.52)       (.56)       (.58)       (.60)
                                                                    -------     -------     -------     -------     -------
                     Net asset value, end of period ..............  $ 10.99     $ 10.79     $ 10.68     $ 10.29     $ 10.23
                                                                    =======     =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ..........    4.67%++     6.00%       9.51%       6.37%       6.30%
Return:**                                                           =======     =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ..............     .80%*       .77%        .52%        .34%        .07%
Net Assets:                                                         =======     =======     =======     =======     =======
                     Expenses ....................................     .90%*       .89%        .92%        .98%       1.19%
                                                                    =======     =======     =======     =======     =======
                     Investment income -- net ....................    4.50%*      4.79%       5.38%       5.58%       6.02%
                                                                    =======     =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ....  $ 9,628     $ 8,855     $ 8,380     $ 7,589     $ 7,979
Data:                                                               =======     =======     =======     =======     =======
                     Portfolio turnover ..........................   20.13%      53.99%      32.46%      57.58%      60.99%
                                                                    =======     =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------------

                  *     Annualized.
                  **    Total investment returns exclude the effects of sales
                        loads.
                  +     Amount is less than $.01 per share.
                  ++    Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

Financial Highlights (continued)

                                                                                            Class B
                                                                  ---------------------------------------------------------
                                                                    For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.               Ended                For the Year Ended July 31,
                                                                    Jan. 31,    -------------------------------------------
Increase (Decrease) in Net Asset Value:                               1999        1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ........  $ 10.79     $ 10.68     $ 10.29     $ 10.23     $ 10.22
Operating                                                           -------     -------     -------     -------     -------
Performance:         Investment income -- net ....................      .22         .46         .51         .53         .55
                     Realized and unrealized gain on
                     investments -- net ..........................      .25         .11         .39         .06         .01
                                                                    -------     -------     -------     -------     -------
                     Total from investment operations ............      .47         .57         .90         .59         .56
                                                                    -------     -------     -------     -------     -------
                     Less dividends and distributions:
                       Investment income -- net ..................     (.22)       (.46)       (.51)       (.53)       (.55)
                       Realized gain on investments -- net .......     (.05)         --          --          --          --+
                                                                    -------     -------     -------     -------     -------
                    Total dividends and distributions ............     (.27)       (.46)       (.51)       (.53)       (.55)
                                                                    -------     -------     -------     -------     -------
                    Net asset value, end of period ...............  $ 10.99     $ 10.79     $ 10.68     $ 10.29     $ 10.23
                                                                    =======     =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ..........    4.41%++     5.47%       8.96%       5.82%       5.77%
Return:**                                                           =======     =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ..............    1.30%*      1.27%       1.02%        .85%        .58%
Net Assets:                                                         =======     =======     =======     =======     =======
                     Expenses ....................................    1.40%*      1.40%       1.43%       1.49%       1.70%
                                                                    =======     =======     =======     =======     =======
                     Investment income -- net ....................    3.99%*      4.28%       4.87%       5.07%       5.51%
                                                                    =======     =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ....  $44,797     $41,964     $35,563     $31,359     $30,265
Data:                                                               =======     =======     =======     =======     =======
                     Portfolio turnover ..........................   20.13%      53.99%      32.46%      57.58%      60.99%
                                                                    =======     =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------------

                  *     Annualized.
                  **    Total investment returns exclude the effects of sales
                        loads.
                  +     Amount is less than $.01 per share.
                  ++    Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

Financial Highlights (continued)

                                                                                           Class C
                                                                    -------------------------------------------------------
                                                                    For the                                         For the
                                                                      Six                                           Period
The following per share data and ratios have been derived            Months                                         Oct. 21,
from information provided in the financial statements.               Ended        For the Year Ended July 31,       1994+ to
                                                                    Jan. 31,    -------------------------------     July 31,
Increase (Decrease) in Net Asset Value:                               1999        1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ........  $ 10.80     $ 10.69     $ 10.30     $ 10.24     $  9.82
Operating                                                           -------     -------     -------     -------     -------
Performance:         Investment income -- net ....................      .21         .45         .50         .52         .42
                     Realized and unrealized gain on
                     investments -- net ..........................      .25         .11         .39         .06         .42
                                                                    -------     -------     -------     -------     -------
                     Total from investment operations ............      .46         .56         .89         .58         .84
                                                                    -------     -------     -------     -------     -------
                     Less dividends and distributions:
                       Investment income -- net ..................     (.21)       (.45)       (.50)       (.52)       (.42)
                       Realized gain on investments -- net .......     (.05)         --          --          --          --++
                                                                    -------     -------     -------     -------     -------
                     Total dividends and distributions ...........     (.26)       (.45)       (.50)       (.52)       (.42)
                                                                    -------     -------     -------     -------     -------
                     Net asset value, end of period ..............  $ 11.00     $ 10.80     $ 10.69     $ 10.30     $ 10.24
                                                                    =======     =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ..........    4.36%#      5.36%       8.84%       5.72%       8.79%#
Return:**                                                           =======     =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ..............    1.41%*      1.37%       1.12%        .95%        .74%*
Net Assets:                                                         =======     =======     =======     =======     =======
                     Expenses ....................................    1.51%*      1.50%       1.53%       1.58%       1.77%*
                                                                    =======     =======     =======     =======     =======
                     Investment income -- net ....................    3.88%*      4.17%       4.77%       4.96%       5.43%*
                                                                    =======     =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ....  $ 6,140     $ 4,399     $ 2,016     $ 1,829     $   820
Data:                                                               =======     =======     =======     =======     =======
                     Portfolio turnover ..........................   20.13%      53.99%      32.46%      57.58%      60.99%
                                                                    =======     =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------------

                  *     Annualized.
                  **    Total investment returns exclude the effects of sales
                        loads.
                  +     Commencement of operations.
                  ++    Amount is less than $.01 per share.
                  #     Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                            Class D
                                                                    ------------------------------------------------------
                                                                    For the                                        For the
                                                                      Six                                          Period
The following per share data and ratios have been derived            Months                                        Oct. 21,
from information provided in the financial statements.               Ended        For the Year Ended July 31,      1994+ to
                                                                    Jan. 31,    -------------------------------    July 31,
Increase (Decrease) in Net Asset Value:                               1999        1998        1997        1996       1995
--------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .......  $ 10.79     $ 10.68     $ 10.29     $ 10.23     $  9.82
Operating                                                          -------     -------     -------     -------     -------
Performance:         Investment income -- net ...................      .24         .51         .55         .57         .46
                     Realized and unrealized gain on
                     investments -- net .........................      .25         .11         .39         .06         .41
                                                                   -------     -------     -------     -------     -------
                     Total from investment operations ...........      .49         .62         .94         .63         .87
                                                                   -------     -------     -------     -------     -------
                     Less dividends and distributions:
                       Investment income -- net .................     (.24)       (.51)       (.55)       (.57)       (.46)
                       Realized gain on investments -- net ......     (.05)         --          --          --          --++
                                                                   -------     -------     -------     -------     -------
                     Total dividends and distributions ..........     (.29)       (.51)       (.55)       (.57)       (.46)
                                                                   -------     -------     -------     -------     -------
                     Net asset value, end of period .............  $ 10.99     $ 10.79     $ 10.68     $ 10.29     $ 10.23
                                                                   =======     =======     =======     =======     =======
--------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .........    4.62%#      5.90%       9.40%       6.26%       9.10%#
Return:**                                                          =======     =======     =======     =======     =======
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement .............     .90%*       .87%        .62%        .44%        .22%*
Net Assets:                                                        =======     =======     =======     =======     =======
                     Expenses ...................................    1.00%*       .99%       1.03%       1.07%       1.27%*
                                                                   =======     =======     =======     =======     =======
                     Investment income -- net ...................    4.38%*      4.67%       5.27%       5.46%       5.96%*
                                                                   =======     =======     =======     =======     =======
--------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ...  $ 7,787     $ 4,634     $ 3,440     $ 2,657     $ 1,067
Data:                                                              =======     =======     =======     =======     =======
                     Portfolio turnover .........................   20.13%      53.99%      32.46%      57.58%      60.99%
                                                                   =======     =======     =======     =======     =======
--------------------------------------------------------------------------------------------------------------------------

                  *     Annualized.
                  **    Total investment returns exclude the effects of sales
                        loads.
                  +     Commencement of operations.
                  ++    Amount is less than $.01 per share.
                  #     Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Connecticut Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricingsm System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses and prepaid registration fees -- Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years. Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates: The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.55% of the Fund's average daily net assets not exceeding $500 million; 0.525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion. For the six months ended January 31, 1999, FAM earned fees of $175,921, of which $31,986 was voluntarily waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account
                                                  Maintenance       Distribution
                                                      Fee               Fee
--------------------------------------------------------------------------------
Class B .........................................    0.25%             0.25%
Class C .........................................    0.25%             0.35%
Class D .........................................    0.10%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 1999, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                    MLFD            MLPF&S
--------------------------------------------------------------------------------
Class A ..........................................    --            $   660
Class D ..........................................  $677            $51,620
--------------------------------------------------------------------------------

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

For the six months ended January 31, 1999, MLPF&S received contingent deferred sales charges of $15,175 and $100 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 1999 were $20,511,244 and $12,481,337, respectively.

Net realized gains for the six months ended January 31, 1999 and net unrealized gains as of January 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                  Realized         Unrealized
                                                    Gains             Gains
--------------------------------------------------------------------------------
Long-term investments .........................  $ 610,395         $ 4,537,513
                                                 ---------         ------------
Total .........................................  $ 610,395         $ 4,537,513
                                                 =========         ===========
--------------------------------------------------------------------------------

As of January 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $4,537,513, all of which related to appreciated securities. The aggregate cost of investments at January 31, 1999 for Federal income tax purposes was $65,189,699.

4. Beneficial Interest Transactions:

Net increase in net assets derived from beneficial interest transactions was $7,380,462 and $9,834,240 for the six months ended January 31, 1999 and for the year ended July 31, 1998, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                  Dollar
Ended January 31, 1999                            Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................    98,113        $ 1,076,128
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................    14,138            154,591
                                               ---------        -----------
Total issued .................................   112,251          1,230,719
Shares redeemed ..............................   (56,700)          (623,262)
                                               ---------        -----------
Net increase .................................    55,551        $   607,457
                                               =========        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                         Dollar
Ended July 31, 1998                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..................................   170,255         $ 1,827,909
Shares issued to shareholders
in reinvestment of dividends .................    26,123             280,243
                                               ---------         -----------
Total issued .................................   196,378           2,108,152
Shares redeemed ..............................  (160,568)         (1,724,041)
                                               ---------         -----------
Net increase .................................    35,810         $   384,111
                                               =========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                   Dollar
Ended January 31, 1999                            Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..................................   366,723         $ 4,010,546
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................    55,389             605,459
                                               ---------         -----------
Total issued .................................   422,112           4,616,005
Automatic conversion
of shares ....................................    (1,485)            (16,261)
Shares redeemed ..............................  (232,595)         (2,541,314)
                                               ---------         -----------
Net increase .................................   188,032         $ 2,058,430
                                               =========         ===========
--------------------------------------------------------------------------------

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

--------------------------------------------------------------------------------
Class B Shares for the Year                                         Dollar
Ended July 31, 1998                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..................................   953,149         $10,228,638
Shares issued to shareholders
in reinvestment of dividends .................    84,480             907,228
                                               ---------         -----------
Total issued ................................. 1,037,629          11,135,866
Automatic conversion
of shares ....................................   (26,169)           (284,672)
Shares redeemed ..............................  (453,359)         (4,873,260)
                                               ---------         -----------
Net increase .................................   558,101         $ 5,977,934
                                               =========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                   Dollar
Ended January 31, 1999                            Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..................................   167,272         $ 1,836,259
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................     8,983              98,269
                                               ---------         -----------
Total issued .................................   176,255           1,934,528
Shares redeemed ..............................   (25,236)           (276,588)
                                               ---------         -----------
Net increase .................................   151,019         $ 1,657,940
                                               =========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                         Dollar
Ended July 31, 1998                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..................................   304,263         $ 3,243,701
Shares issued to shareholders
in reinvestment of dividends .................     9,956             107,137
                                               ---------         -----------
Total issued .................................   314,219           3,350,838
Shares redeemed ..............................   (95,563)         (1,031,660)
                                               ---------         -----------
Net increase .................................   218,656         $ 2,319,178
                                               =========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                   Dollar
Ended January 31, 1999                            Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..................................   352,768         $ 3,861,611
Automatic conversion
of shares ....................................     1,485              16,261
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................     7,994              87,381
                                               ---------         -----------
Total issued .................................   362,247           3,965,253
Shares redeemed ..............................   (83,198)           (908,618)
                                               ---------         -----------
Net increase .................................   279,049         $ 3,056,635
                                               =========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                         Dollar
Ended July 31, 1998                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..................................   211,578         $ 2,284,155
Automatic conversion
of shares ....................................    26,169             284,672
Shares issued to shareholders
in reinvestment of dividends .................     8,148              87,646
                                               ---------         -----------
Total issued .................................   245,895           2,656,473
Shares redeemed ..............................  (138,645)         (1,503,456)
                                               ---------         -----------
Net increase .................................   107,250         $ 1,153,017
                                               =========         ===========
--------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At July 31, 1998, the Fund had a net capital loss carryforward of approximately $49,000, all of which expires in 2005. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Connecticut Municipal Bond Fund                   January 31, 1999

OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
William R. Bock, Vice President
Kenneth A. Jacob, Vice President
Donald C. Burke, Vice President and Treasurer
Robert E. Putney, III, Secretary

--------------------------------------------------------------------------------
Gerald M. Richard, Treasurer of Merrill Lynch Connecticut Municipal Bond Fund has recently retired. His colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Trustees in wishing Mr. Richard well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Connecticut
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                        #18138 -- 1/99

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